Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

NOTE 10 – STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value, and 5,000,000 shares of preferred stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of Series A Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible. These holders of Series A Preferred Stock also participate in dividends if they are declared by the board of directors. See Note 9 – Preferred Stock, for additional information associated with the Series A Preferred Stock.

2018 Long-Term Incentive Equity Plan

On March 15, 2018, the Company adopted the 2018 Long-Term Incentive Equity Plan (the “2018 Plan”). The 2018 Plan reserves up to 13% of the shares of common stock outstanding on a fully diluted basis. The 2018 Plan is administered by the Compensation Committee of the board of directors, and provides for awards of options, stock appreciation rights, restricted stock, restricted stock units, warrants or other securities which may be convertible, exercisable or exchangeable for or into common stock. Due to the fact that the fair market value per share immediately following the closing of the Mergers was greater than $8.75 per share, the number of shares authorized for awards under the 2018 Plan was increased by a formula (as defined in the 2018 Plan) not to exceed 18% of shares of common stock then outstanding on a fully diluted basis. On May 20, 2019, the Company’s stockholders approved the adoption of the Lazydays Holdings, Inc. Amended and Restated 2018 Long Term Incentive Plan (the “Incentive Plan”). The Incentive Plan amends and restates the previously adopted 2018 Plan in order to replenish the pool of shares of common stock available under the Incentive Plan by adding an additional 600,000 shares of common stock and making certain changes in light of the Tax Cuts and Jobs Act and its impact on Section 162(m) of the Internal Revenue Code of 1986, as amended. As of June 30, 2019, there were 746,986 shares of common stock available to be issued under the Incentive Plan.

2019 Employee Stock Purchase Plan

On May 20, 2019, the Company’s stockholders approved the 2019 Employee Stock Purchase Plan (the “ESPP”). The ESPP reserved 900,000 shares of common stock for purchase by participants in the ESPP. Participants in the plan may purchase shares of common stock at a purchase price which will not be less than the lesser of 85% of the fair market value per share of the common on the first day of the purchase period or the last day of the purchase period. The initial offering and purchase period under the plan commenced on July 7, 2019 with the first purchase date to be December 1, 2019.

Unit Purchase Options

On November 24, 2015, Andina sold options to purchase an aggregate of 400,000 units (collectively, the “Unit Purchase Options”) to an investment bank and its designees for $100. The Unit Purchase Options were exercisable at $10.00 per unit, as a result of the Mergers described in Note 3 – Business Combination and they were set to expire on November 24, 2020. The Unit Purchase Options represented the right to purchase an aggregate of 457,142 shares of common stock (which included 57,142 shares of common stock issuable for the rights included in the units, as well as warrants to purchase 200,000 shares of common stock for $11.50 per share). The Unit Purchase Options granted to the holders “demand” and “piggy back” registration rights for periods of five and seven years, respectively, with respect to the securities directly and indirectly issuable upon exercise of the Unit Purchase Options. The Unit Purchase Options were exercisable for cash or on a “cashless” basis, at the holder’s option, such that the holder could have used the appreciated value of the Unit Purchase Options (the difference between the exercise price of the Unit Purchase Option and the market price of the Unit Purchase Options and the underlying shares of common stock) to exercise the Unit Purchase Options without the payment of any cash. The Company had no obligation to net cash settle the exercise of the Unit Purchase Options or the underlying rights or warrants. During January 2019, the Company exchanged $500 for all of the Unit Purchase Options, and as a result, the Unit Purchase Options and any obligation to issue any underlying securities were cancelled.

Warrants

The Company had the following activity related to shares of common stock underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding January 1, 2019	4,677,458	$11.50
Granted	-	-
Cancelled or Expired	-	-
Exercised	-	-
Warrants outstanding June 30, 2019	4,677,458	$11.50

The table above excludes perpetual non-redeemable prefunded warrants to purchase 1,339,499 shares of common stock with an exercise price of $0.01 per share.

Stock Options

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	3,658,421	$11.10
Granted	165,000	6.52
Cancelled or terminated	(145,841)	11.10
Exercised	-	-
Options outstanding at June 30, 2019	3,677,580	$10.89	3.8	$-
Options vested at June 30, 2019	28,152	$11.10	3.8	$-

Awards with Market Conditions

On March 16, 2018, the Company granted five-year incentive stock options to purchase 3,573,113 shares of common stock at an exercise price of $11.10 per share to employees pursuant to the 2018 Plan, including 1,458,414 shares of common stock underlying the CEO’s stock options and 583,366 shares of common stock underlying the former CFO’s stock options. A set percentage of the stock options shall vest upon the volume weighted average price (“VWAP”) of the common stock, as defined in the option agreements, being equal to or greater than a specified price per share for at least thirty (30) out of thirty-five (35) consecutive trading days, as follows and are exercisable only to the extent that they are vested: 30% of the options shall vest upon the VWAP exceeding $13.125 per share; an additional 30% of the options shall vest upon the VWAP exceeding $17.50 per share; an additional 30% of the options shall vest upon the VWAP exceeding $21.875 per share; and an additional 10% of the options shall vest upon the VWAP exceeding $35.00 per share; provided that the option holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting. On May 7, 2018, the Company hired a new CFO who received a stock option award exercisable for 583,366 shares of common stock underlying options under the same terms as the former CFO. On June 15, 2018, the former CFO forfeited her existing 583,366 options.

The fair value of the awards issued on March 16, 2018 of $15,004 was determined using a Monte Carlo simulation based on a 5-year term, a risk-free rate of 2.62%, an annual dividend yield of 0%, and an annual volatility of 42.8%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.74 years, 1.64 years, 2.24 years, and 3.13 years.

The fair value of the awards issued on May 7, 2018 of $2,357 was determined using a Monte Carlo simulation based on a 5- year term, a risk-free rate of 2.74%, an annual volatility of 54.70%, and an annual dividend yield of 0%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.97 years, 1.75 years, 2.15 years, and 2.96 years.

The expense recorded for awards with market conditions was $1,059 and $2,621 during the three month Successor Periods ended June 30, 2019 and 2018, respectively. The expense recorded for awards with market conditions was $2,529 during the six months ended June 30, 2019 and $3,100 during the Successor Period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income.

Awards with Service Conditions

On March 16, 2018, the Company granted five-year stock options to purchase an aggregate of 99,526 shares of common stock at an exercise price of $11.10 per share to the non-employee directors of the Company, pursuant to the 2018 Plan. These options vest over three years with one-third vesting on each of the respective anniversary dates.

On March 23, 2018, stock options to purchase 14,218 shares of common stock that had been issued to one non-employee director were canceled, while new five-year options to purchase 15,123 shares of common stock at an exercise price of $10.40 per share were issued to certain investment funds pursuant to an arrangement between the same non-employee director and the investment adviser to the funds. The new options were scheduled to vest over three years with one-third vesting on each of the respective anniversary dates. On May 31, 2018, the same non-employee director resigned and options to purchase 15,123 shares of common stock were forfeited.

The $350 fair value of these awards was determined using the Black-Scholes option pricing model based on a 3.5 year expected life, a risk-free rate of 2.42%, an annual dividend yield of 0%, and an annual volatility of 39%. The expense is being recognized over the three-year vesting period. The expected life was determined using the simplified method as the awards were determined to be plain-vanilla options.

During the six months ended June 30, 2019, stock options to purchase 165,000 shares of common stock were issued to employees. The options had exercise prices ranging from $6.47 to $6.53. The options have a five year life and a four year vesting period. The fair value of the awards of $444 was determined using the Black-Scholes option pricing model based on the following range of assumptions:

For the period from January 1, 2019 to June 30, 2019
Risk free interest rate	2.49%-2.51%
Expected term (years)	3.75
Expected volatility	52%
Expected dividends	0.00%

The expected life was determined using the simplified method as the awards were determined to be plain-vanilla options.

The expense for awards with service conditions was $53 and $25 during the three month Successor Periods ended June 30, 2019 and 2018, respectively. The expense recorded for awards with service conditions was $96 during the Successor Period from January 1, 2019 to June 30, 2019 and $29 during the Successor Period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income.

As of June 30, 2019, total unrecorded compensation cost related to all non-vested awards was $3,998 which is expected to be amortized over a weighted average service period of approximately 1.25 years. The weighted average grant date fair value of awards issued during January 1, 2019 to June 30, 2019 was $2.69 per share.

NOTE 16 – STOCKHOLDERS’ EQUITY

Successor

Authorized Capital

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value, and 5,000,000 shares of preferred stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of Series A Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible. These holders of Series A Preferred Stock also participate in dividends if they are declared by the Board. See Note 15 – Preferred Stock for additional information associated with the Series A Preferred Stock.

2018 Long-Term Incentive Equity Plan

On March 15, 2018, the Company adopted the 2018 Long-Term Incentive Equity Plan (the “2018 Plan”). The 2018 Plan reserves up to 13% of the shares outstanding on a fully diluted basis. The 2018 Plan is administered by the Compensation Committee of the board of directors, and provides for awards of options, stock appreciation rights, restricted stock, restricted stock units, warrants or other securities which may be convertible, exercisable or exchangeable for or into common stock. Due to the fact that the fair market value per share immediately following the closing of the Mergers was greater than $8.75 per share, the number of shares authorized for awards under the 2018 Plan was increased by a formula (pursuant to the terms of the 2018 Plan) not to exceed 18% of shares then outstanding on a fully diluted basis. As of December 31, 2018, there were 166,145 shares available to be issued under the 2018 Plan.

Common Stock

On March 15, 2018, the Company had 1,872,428 shares of common stock outstanding prior to the consummation of the Mergers.

On March 15, 2018, Andina rights holders converted their existing rights at a ratio of one share of common stock for seven Andina rights. As a result, 615,436 shares of common stock of the Company were issued to former Andina rights holders.

On March 15, 2018, holders of 472,571 shares of Andina common stock, which had been subject to redemption prior to the Mergers, were reclassified from temporary equity to stockholders’ equity at their carrying value of $4,910.

On March 15, 2018, 2,857,189 shares of common stock at a price per share of $10.29 were issued to the former stockholders of Lazydays RV in conjunction with the Mergers for a total value of $29,400.

Simultaneous with the Mergers, in addition to the Series A Preferred Stock and warrants issued in the PIPE Investment, the Company sold 2,653,984 shares of common stock, perpetual non-redeemable pre-funded warrants to purchase 1,339,499 shares of common stock at an exercise price of $0.01 per share, and five-year warrants to purchase 1,630,927 shares of common stock at an exercise price of $11.50 per share for gross proceeds of $34,783. The Company incurred offering costs of $2,065 which was recorded as a reduction to additional paid-in capital in the consolidated balance sheet.

The five-year warrants may be exercised for cash or, at the option of the holder, on a “cashless basis” pursuant to the exemption provided by Section 3(a)(9) of the Securities Act by surrendering the warrants for that number of shares of common stock as determined under the warrants. These warrants may be called for redemption in whole and not in part, at a price of $0.01 per share if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the common stock underlying the warrants. In addition, five-year warrants to purchase 116,376 shares of common stock at an exercise price of $11.50 per share were issued to the placement agent.

Unit Purchase Options

On November 24, 2015, Andina sold options to purchase an aggregate of 400,000 units (collectively, the “Unit Purchase Options”) to an investment bank and its designees for $100. The Unit Purchase Options are exercisable at $10.00 per unit, as a result of the Merger described in Note 3 – Business Combination and they expire on November 24, 2020. The Unit Purchase Options represent the right to purchase an aggregate of 457,142 shares of common stock (which includes 57,142 shares of common stock issuable for the rights included in the units, as well as warrants to purchase 200,000 shares of common stock for $11.50 per share). The Unit Purchase Options grant to the holders “demand” and “piggy back” registration rights for periods of five and seven years, respectively, with respect to the securities directly and indirectly issuable upon exercise of the Unit Purchase Options. The Unit Purchase Options may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Options (the difference between the exercise price of the Unit Purchase Option and the market price of the Unit Purchase Options and the underlying shares of common stock) to exercise the Unit Purchase Options without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the Unit Purchase Options or the underlying rights or warrants. During January 2019, the Company exchanged $500 for all of the Unit Purchase Options, and as a result, the Unit Purchase Options and any obligation to issue any underlying securities were cancelled.

Warrants

As of March 15, 2018, holders of Andina warrants exchanged their existing 4,310,000 warrants with Andina with 4,310,000 warrants to purchase 2,155,000 shares of Company common stock at an exercise price of $11.50 per share and a contractual life of five years from the date of the Mergers. If a registration statement covering 2,000,000 of the shares issuable upon exercise of the public warrants is not effective, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis. The warrants may be called for redemption in whole and not in part, at a price of $0.01 per warrant, if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the shares underlying the warrants. Of the warrants to purchase 2,155,000 shares of common stock originally issued by Andina, 155,000 are not redeemable and are exercisable on a cashless basis at the holder’s option.

Additionally, warrants to purchase 2,522,458 shares of common stock were issued with the PIPE Investment, including warrants issued to the investment bank but excluding prefunded warrants.

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	$11.50
Cancelled or Expired	-	$-
Exercised	-	$-
Warrants outstanding December 31, 2018	4,677,458	$11.50

The table above excludes perpetual non-redeemable prefunded warrants to purchase 1,339,499 shares of common stock with an exercise price of $0.01 per share. The table also excludes warrants to purchase 200,000 shares of common stock which are issuable upon exercise of the Unit Purchase Options.

Stock Options

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at December 31, 2018	3,658,421	$11.10	4.2	$-
Options vested at December 31, 2018	-	$-	-	$-

Awards with Market Conditions

On March 16, 2018, the Company granted five-year incentive stock options to purchase 3,573,113 shares of common stock at an exercise price of $11.10 per share to employees pursuant to the 2018 Plan, including 1,458,414 shares underlying the CEO’s stock options and 583,366 shares underlying the former CFO’s stock options. A set percentage of the stock options shall vest upon the volume weighted average price (“VWAP”) of the common stock, as defined in the option agreements, being equal to or greater than a specified price per share for at least thirty (30) out of thirty-five (35) consecutive trading days, as follows and are exercisable only to the extent that they are vested: 30% of the options shall vest upon exceeding $13.125 per share; an additional 30% of the options shall vest upon exceeding $17.50 per share; an additional 30% of the options shall vest upon exceeding $21.875 per share; and an additional 10% of the options shall vest upon exceeding $35.00 per share; provided that the option holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting. On May 7, 2018, the Company hired a new CFO who received 583,366 shares underlying options under the same terms as the former CFO. On June 15, 2018, the former CFO forfeited her existing 583,366 options.

The fair value of the awards issued on March 16, 2018 of $15,004 was determined using a Monte Carlo simulation based on a 5-year term, a risk-free rate of 2.62%, an annual dividend yield of 0%, and an annual volatility of 42.8%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.74 years, 1.64 years, 2.24 years, and 3.13 years.

The fair value of the awards issued on May 7, 2018 of $2,357 was determined using a Monte Carlo simulation based on a 5- year term, a risk-free rate of 2.74%, an annual volatility of 54.70%, and an annual dividend yield of 0%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.97 years, 1.75 years, 2.15 years, and 2.96 years.

The expense recorded for awards with market conditions was $8,541 during the Successor period from March 15, 2018 to December 31, 2018, which is included in operating expenses in the consolidated statements of operations.

Awards with Service Conditions

On March 16, 2018, the Company granted five-year stock options to purchase an aggregate of 99,526 shares at an exercise price of $11.10 per share to the non-employee directors of the Company, pursuant to the 2018 Plan. These options vest over three years with one-third vesting on each of the respective anniversary dates.

On March 23, 2018, stock options to purchase 14,218 shares of common stock that had been issued to one non-employee director were canceled, while new five-year options to purchase 15,123 shares of common stock at an exercise price of $10.40 per share were issued to certain investment funds pursuant to an arrangement between the same non-employee director and the investment adviser to the funds. The new options vest over three years with one-third vesting on each of the respective anniversary dates. On May 31, 2018, a non-employee director resigned and options to purchase 15,123 shares of common stock were forfeited.

The $350 fair value of these awards was determined using the Black-Scholes option pricing model based on a 3.5 year expected life, a risk-free rate of 2.42%, an annual dividend yield of 0%, and an annual volatility of 39%. The expense is being recognized over the three-year vesting period. The expense recorded for these awards was $77 during the Successor Period from March 15, 2018 to December 31, 2018, which is included in operating expenses in the consolidated statements of operations. The expected life was determined using the simplified method as the awards were determined to be plain-vanilla options.

As of December 31, 2018, total unrecorded compensation cost related to non-vested awards was $6,593 which is expected to be amortized over a weighted average service period of approximately 2.1 years. The weighted average grant date fair value of awards issued during the Successor Period was $4.16 per share.

Predecessor

Authorized Capital

As of December 31, 2017, the Company was authorized to issue 4,500,000 shares of common stock, $0.001 par value, and 150,000 shares of preferred stock, $0.001 par value. The holders of the Company’s common stock were entitled to one vote per share. The preferred stock was designated as follows: 10,000 shares to Senior Preferred Stock; and 140,000 shares undesignated. The holders of Senior Preferred Stock were entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible. On March 2, 2017, the Company issued a Notice of Redemption to the holders of all of the then designated, issued and outstanding shares of Senior Preferred Stock, after which the holders surrendered all 10,000 shares of Senior Preferred Stock for conversion into 2,333,331 shares of common stock. As of December 31, 2017, there were 0 shares of Senior Preferred Stock outstanding.

Dividends

On April 10, 2017, the Company declared dividends totaling $15,000, which were distributed on April 19, 2017 in the form of a cash dividend to the common stockholders of record on April 10, 2017.

Stock Options

The Company’s 2010 Equity Incentive Plan (“2010 Plan”) provided for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance units to employees, directors, and consultants of the Company and its affiliates. The common stock that may have been issued pursuant to awards was not to exceed 100,000 shares in the aggregate, provided that, no more than 14,000 shares were to be incentive stock options. On January 30, 2017, the Company cancelled the 2010 Plan.

On January 30, 2017, the Company’s Board of Directors approved the Company’s 2017 Equity Incentive Plan (“2017 Plan”), which provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The common stock that could be issued pursuant to awards was not to exceed 333,333 shares in the aggregate, provided that, no more than ten percent (10%) of such shares would be incentive stock options. The 2017 Plan was originally set to terminate on January 30, 2027. The 2017 Plan required the exercise price of stock options to be greater than or equal to the fair value of the Company’s common stock on the date of grant.

The Company recognized stock-based compensation expense related to stock options for the years ended December 31, 2017 of $497 which is included within operating expenses on the consolidated statements of income.

On January 30, 2017, holders of options to purchase an aggregate of 75,561 shares of common stock under the 2010 Plan with exercise prices of both $68.80 and $137.60 per share agreed to cancel their option awards in exchange for new awards under the Company’s Transaction Incentive Plan (see Note 14 – Commitments and Contingencies – Transaction Incentive Plan for details of the Transaction Incentive Plan awards). As a result of the option cancellation, the Company derecognized aggregate compensation expense of $14 related to the cancelled options that were unvested at the time of the cancellation.

On January 30, 2017, the Company granted ten-year, non-statutory stock options to purchase an aggregate of 216,667 shares of common stock with an aggregate grant date fair value of $1,562 under the 2017 Plan to two Company executives with an exercise price of $26.00 per share. The options vested in equal installments of 25% on each of the next four anniversary dates from the date of grant. Upon a change of control, vesting of all then unvested shares would be accelerated. During April 2017, concurrent with the declaration of the stockholder dividend, the exercise prices of the options were reduced to $21.77 per share, resulting in a $269 increase in the fair value of the options. The $1,831 fair value of the options, as modified, was being recognized ratably over the vesting term of the options.

On June 12, 2017, the Company granted a ten-year, non-statutory stock option to purchase an aggregate of 66,666 shares of common stock under the 2017 Plan to a Company executive with an exercise price of $26.00 per share. The options vested in equal installments of 25% on each of the next four anniversary dates from the date of grant. Upon a change of control, vesting of all then unvested shares was accelerated. The estimated aggregate grant date fair value of $466 was being recognized ratably over the vesting term of the options.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method.

The grant date value of options granted during year ended December 31, 2017 was determined using the Black Scholes method with the following assumptions used:

For the Year Ended December 31, 2017
Risk free interest rate	1.90% - 2.11%
Expected term (years)	6.17 - 6.25
Expected volatility	36%
Expected dividends	0.00%

A summary of the option activity during the year ended December 31, 2017 is presented below:

	Shares Underlying Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2017	75,561	$98.69
Granted	283,333	26.00
Cancelled or terminated	(75,561)	98.69
Exercised	-	-
Options outstanding at December 31, 2017	283,333	$22.77	(1)	9.2	$-
Options vested at December 31, 2017	-	$-		-	$-

(1)	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.

On March 15, 2018, as a result of the consummation of the Mergers (see Note 3 – Business Combination), the vesting of the existing options accelerated, and the option holders of the Predecessor became entitled to receive an aggregate of $2,636, of which $1,500 was distributable in cash and $530 was distributable in the form of 51,529 shares of common stock. An additional amount will be paid to the option holders in cash and stock upon the release of the amounts held in escrow under the Merger Agreement. These payments were allocated from the purchase consideration due to the sellers being associated with the business combination. On May 15, 2018, $109 was released from escrow as part of the working capital adjustment. As of March 21, 2019, the remaining amounts were released from escrow.